Goodwill and Other Intangible Assets (Schedule of changes in goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 0
Acquisition of Fiberblaze	12,242
Ending balance	$ 12,242